Other Income (Expenses), net (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other (Income) expenses net [Abstract]
Other employee expenses		₪ 13	₪ 25
Capital gain due to sale of subsidiary	₪ 10